12 Financial assets and financial liabilities (Details 10) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of redesignated financial assets and liabilities [line items]
Cash and cash equivalents	R$ (101,833)	R$ (880,949)	R$ (36,770)
Increase in Foreign Currency Sensitivity +10% [Member] | Foreign Currency Risk [Member]
Disclosure of redesignated financial assets and liabilities [line items]
Cash and cash equivalents		7,052
Decrease in Foreign Currency Sensitivity -10% [Member] | Foreign Currency Risk [Member]
Disclosure of redesignated financial assets and liabilities [line items]
Cash and cash equivalents		(7,052)
Exposure [Member] | Foreign Currency Risk [Member]
Disclosure of redesignated financial assets and liabilities [line items]
Cash and cash equivalents		R$ 70,523